UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

Name of Fund:

620 EIGHTH AVENUE, 47TH FLOOR, NEW YORK, NEW YORK 10018

Fund Address:

Thomas C. Mandia

Western Asset Premier Bond Fund

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2022–06/30/2023

Item 1 – Proxy Voting Record:

The Registrant did not hold any voting securities and accordingly, did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

Date:	August 18, 2023